Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Summary of share capital

	December 31,
	2023	2022	2021
	£000s	£000s	£000s
Authorized, allotted, called up and fully paid ordinary shares, par value £0.05	5,942	5,390	4,489

	Number	Number	Number
Number of shares in issue	118,846,966	107,808,472	89,784,720
Number of ADS in issue	39,615,655	35,936,157	29,928,240

Summary of details of shares issued

Details of the shares issued during the current and previous year are as follows:

Number of shares in issue at January 1, 2021	83,306,259
Shares issued during the year	6,066,654
Options exercised at £0.05	66,114
Options exercised at £0.85	121,854
Options exercised at £1.00	25,000
Options exercised at £1.28	720
Options exercised at £1.90	198,119
Number of shares in issue at December 31, 2021	89,784,720
Shares issued during the year	17,850,000
Options exercised at $0.20/ADS or $0.07/ordinary share	84,835
Options exercised at $4.16/ADS or $1.39/ordinary share	16,968
Options exercised at $5.12/ADS or $1.72/ordinary share	12,951
Options exercised at $5.88/ADS or $1.96/ordinary share	24,000
Options exercised at $7.32/ADS or $2.44/ordinary share	15,000
Options exercised at $7.60/ADS or $2.53/ordinary share	19,998
Number of shares in issue at December 31, 2022	107,808,472
Number of ADS in issue at December 31, 2022	35,936,157
Shares issued during the year	10,230,567
Options exercised at $0.20/ADS or $0.07/ordinary share	583,857
Options exercised at $2.40/ADS or $0.80/ordinary share	39,999
Options exercised at $3.76/ADS or $1.25/ordinary share	27,498
Options exercised at $7.60/ADS or $2.53/ordinary share	154,386
Options exercised at $15.38/ADS or $5.13/ordinary share	2,187
Number of shares in issue at December 31, 2023	118,846,966
Number of equivalent ADS in issue at December 31, 2023	39,615,655

Summary of options outstanding

Details of the options outstanding are as follows:

Year of issue	Weighted average Exercise price (£)	WeightedaverageExerciseprice($)	At January 1, 2023		Options granted		Options forfeited		Options expired		Options exercised		At December 31, 2023	Weighted average years to expiry date
2014	3.39	4.23	4,000		-		-		-		-		4,000	0.67
2015	3.39	4.23	3,333		-		-		-		-		3,333	1.51
2016	4.12	5.14	9,857		-		-		-		-		9,857	2.35
2017	6.46	8.05	49,165		-		-		-		(9,166)		39,999	3.90
2018	0.16	0.20	44,422		-		-		-		(7,826)		36,596	4.24
2019	4.30	5.36	725,518		-		-		-		(147,820)		577,698	2.83
2020	6.60	8.23	603,440		-		-		(303,000)		(39,233)		261,207	6.43
2021	17.94	22.37	822,984		-		(71,819)		(24,286)		(64,535)		662,344	7.12
2022	14.83	18.49	1,594,443		-		(130,063)		(44,517)		-		1,419,863	8.09
2023	11.13	13.88	-		2,567,942		(289,599)		(8,025)		(729)		2,269,589	9.14

Total (ADSs)			3,857,162	-	2,567,942	-	(491,481)	-	(379,828)	-	(269,309)	-	5,284,486
Total (Ordinary Shares)			11,571,487		7,703,826		(1,474,443)		(1,139,484)		(807,927)		15,853,459